Joint operations (Details Textual) $ in Millions, $ in Millions		12 Months Ended
	Dec. 11, 2017 COP ($)	Dec. 31, 2018 COP ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 11, 2017 USD ($)
Disclosure of joint operations [line items]
Cash transferred	$ 141,950
Bottom of range [member]
Disclosure of joint operations [line items]
Percentage of voting equity interests acquired		20.00%	20.00%
Top of range [member]
Disclosure of joint operations [line items]
Percentage of voting equity interests acquired		50.00%	50.00%
Colombion Peso [Member]
Disclosure of joint operations [line items]
Joint Operations Interest Fair Value Adjustment		$ 12,065	$ 4.2
Brazil [Member]
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation		10.00%	10.00%
MCX Exploration USA LLC [Member] | K2 oil field [Member]
Disclosure of joint operations [line items]
Percentage of voting equity interests acquired	11.60%				11.60%
Identifiable assets acquired liabilities assumed net of deferred taxes					$ 146.0
Consideration transferred, acquisition-date fair value net of deferred taxes					98.0
Cash transferred					47.6
Identifiable assets acquired (liabilities assumed)					198.4
Consideration transferred, acquisition-date fair value	$ 451,095				$ 150.8
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination				$ 0.2
MCX Exploration USA LLC [Member] | K2 oil field [Member] | Bottom of range [member]
Disclosure of joint operations [line items]
Proportion of voting rights held in joint operation	9.20%
MCX Exploration USA LLC [Member] | K2 oil field [Member] | Top of range [member]
Disclosure of joint operations [line items]
Proportion of voting rights held in joint operation	20.80%
Shell [Member] | Brazil [Member]
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation		45.00%	45.00%
Chevron [Member] | Brazil [Member]
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation		45.00%	45.00%